Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Earnings Per Equity Share

	Year ended March 31,
	2019		2020		2021
Profit attributable to equity holders of the Company	₹	90,031	₹	97,218	₹	107,946
Weighted average number of equity shares outstanding		6,007,376,837		5,833,384,018		5,649,265,885

Basic earnings per share	₹	14.99	₹	16.67	₹	19.11

	Year ended March 31,
	2019		2020		2021
Profit attributable to equity holders of the Company	₹	90,031	₹	97,218	₹	107,946
Weighted average number of equity shares outstanding		6,007,376,837		5,833,384,018		5,649,265,885
Effect of dilutive equivalent share options		14,927,530		14,439,221		12,391,937

Weighted average number of equity shares for diluted earnings per share		6,022,304,367		5,847,823,239		5,661,657,822

Diluted earnings per share	₹	14.95	₹	16.62	₹	19.07